Richard D. Silberman
Lawyer
1061 Eastshore Blvd., #200
Berkeley, California 94710-1011
Telephone (510) 559-6820
Facsimile (510) 559-6822
Rds@meyermtl.com


February 18, 2000


Parnassus Income Trust
One Market - Steuart Tower
Suite 1600
San Francisco, California 94105

Gentlemen:

     You have requested my opinion for use in conjunction with a Form 24f-2, Annual Notice of Securities Sold Pursuant to Rule 24f-2, for the Parnassus Income Trust (the "Trust") to be filed in respect of shares of the Trust (the "Shares") sold for the fiscal year ended December 31, 1999 pursuant to the Trust's registration statement filed with the Securities and Exchange Commission (the "SEC") under the Securities Act of 1933, File No. 33-36065 (the "Registration Statement").

     In its Registration Statement, the Trust elected to register an indefinite number of Shares pursuant to the provisions of SEC Rule 24f-2.

     I have reviewed the amended Registration Statement of the Trust and such other documents and records as I have deemed relevant to the expression of an opinion. On the basis of the foregoing, it is my opinion that the Shares sold for the fiscal year ended December 31, 1999, registration of which the Form 24f-2 makes definite in number, were legally issued, fully paid and non-assessable.

     I consent to your filing this opinion as an Exhibit to the Form 24f-2 referred to above, the Registration Statement of the Trust and to any application or registration statement filed under the securities laws of any of the States of the United States.

                              Sincerely,

                              Original signed by

                              Richard D. Silberman

RDS:mf

                                Rule 24f-2 Notice

                           The Parnassus Income Trust
                                   One Market
                           Steuart Tower - Suite #1600
                             San Francisco, CA 94105

                              1933 Act No. 33-36065



  (1) Fiscal  period for which notice is filed is year ending
      December 31, 1999
  (2) The amount of securities sold other than pursuant to
      Rule 24f-2, but which remain unsold as of December 31,
      1998                                                             -0-
  (3) The amount of securities registered during the fiscal
      period of this notice other than pursuant to Rule 24f-2          -0-
  (4) The amount of securities sold during the fiscal period
      of this notice                                                 $14,876,880
  (5) The amount of securities sold during the fiscal period of this notice in reliance upon registration pursuant
      to Rule 24f-2 (See attached computation of fee)                $14,876,880



      Witness  the due  execution  hereof this 22th day of February 2000.


                                            ORIGINAL SIGNED BY



                                            ----------------------------------

                                            Richard D. Silberman, Secretary

                                Rule 24f-2 Notice

                           The Parnassus Income Trust
                                   One Market
                           Steuart Tower - Suite #1600
                             San Francisco, CA 94105

                              1933 Act No. 33-36065

                               Computation of Fee

  (1)  Actual aggregate sales price of Registrant's securities sold pursuant to Rule 24f-2 during the fiscal period
       for which the 24f-2 notice is filed                           $14,876,880

  (2)  Reduced by the difference between:

         (a)  Actual aggregate redemption prices of such
              securities redeemed by the issuer during
              the fiscal period for which the 24f-2 notice is
              filed                                                  $14,142,778
         (b)  Actual aggregate redemption price of such redeemed
              securities previously applied by the issuer
              pursuant to Section 24e (2) (a) for the fiscal
              period for which the 24f-2 notice is
              filed                                  $    -0-        $0
                                                     --------

  Total amount upon which the fee calculation specified in
  Section 6(b) of the Securities  Act of 1933 is based               $734,102
                                                                     -----------

  FEE SUBMITTED (1/38 of 1% of Total Amount [.000264])                $193.18
                                                                     -----------